Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2013
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Information [Text Block]
NOTE 16.  Quarterly Financial Data (Unaudited)

Selected summarized quarterly financial information for fiscal 2013 and 2012 is as follows:

	Year Ended December 31, 2013
	First	Second	Third	Fourth

Revenue	$178,487	$246,248	$389,547	$490,465
Gross profit	$112,899	$169,468	$196,733	$251,452
Net gains (losses) on derivative revaluations	$(593,717)	$115,237	$623,613	$(651,328)
Non-recurring gains, credits and (charges) related to restructuring	$—	$—	$(7,523,728)	$4,398,648
Net income (loss)	$(3,781,510)	$(3,163,155)	$(10,808,332)	$1,486,725
Net income (loss) attributable to common stockholders	$(3,988,194)	$(5,862,322)	$(12,246,825)	$4,385,275
Net income (loss) per share – basic	$(9.51)	$(13.98)	$(4.34)	$0.52
Net income (loss) per share – diluted	$(9.51)	$(13.98)	$(4.34)	$0.25

	Year Ended December 31, 2012
	First	Second	Third	Fourth

Revenue	$73,233	$20,158	$176,608	$316,177
Gross profit (loss)	$(17,172)	$9,568	$32,281	$140,622
Net gains (losses) on derivative revaluations	$1,076,721	$1,485,470	$(385,209)	$1,582,164
Net income (loss)	$(2,904,695)	$(1,269,630)	$(2,967,580)	$(1,034,757)
Net income (loss) attributable to common stockholders	$(3,101,360)	$(1,468,754)	$(3,169,192)	$(1,238,890)
Net income (loss) per share – basic and diluted	$(7.40)	$(3.50)	$(7.56)	$(2.95)